Income Tax	12 Months Ended
Jun. 30, 2018
Income Taxes [Abstract]
Income Tax
Income Tax
The major components of income tax benefit for the fiscal years ended June 30, 2018, 2017 and 2016 are as follows:

	Fiscal Year Ended June 30,
	2018	2017	2016
	(U.S. $ in thousands)
Current income tax:
Current income tax charge	$(1,956)	$(11,518)	$(6,475)
Adjustments in respect of current income tax of previous years	(48)	(25)	989
Deferred tax:
Benefit (expense) relating to origination and reversal of temporary differences	(18,140)	28,061	17,041
Adjustments in respect of temporary differences of previous years	(33,363)	630	(2,275)
Income tax benefit (expense)	$(53,507)	$17,148	$9,280

A reconciliation between income tax benefit and the product of accounting income (loss) multiplied by the United Kingdom's domestic tax rate for the fiscal years ended June 30, 2018, 2017 and 2016, is as follows:

	Fiscal Year Ended June 30,
	2018	2017	2016
	(U.S. $ in thousands)
Loss before income tax benefit (expense)	$(65,834)	$(59,652)	$(4,907)
At the United Kingdom's statutory income tax rate of 19%, 19.75%, and 20.00% in fiscal 2018, 2017 and 2016, respectively	12,508	11,781	983
Tax effect of amounts that are not taxable (deductible) in calculating taxable income:
Research and development incentive	2,620	18,404	20,673
Non-deductible charges relating to exchangeable senior notes	(3,195)	—	—
Share-based payment	(11,199)	(9,946)	(6,317)
Foreign tax credits not utilized	(81)	—	(4,011)
Amortization of intangible assets that do not give rise to deferred taxes	(31)	(673)	(907)
Non-deductible retention on acquisition	—	(150)	(405)
Non-assessable non-operating items	—	—	7,995
Foreign tax rate adjustment	(4,968)	(1,990)	(7,341)
Adjustment to deferred tax balance	(14,602)	(332)	150
Other items, net	(1,148)	(551)	(254)
	(20,096)	16,543	10,566
Adjustments in respect to current income tax of previous years	(48)	(25)	989
Adjustments in respect to deferred income tax of previous years	(33,363)	630	(2,275)
Income tax benefit (expense)	$(53,507)	$17,148	$9,280

Details of deferred taxes, recognized and unrecognized:

	Consolidated Statements of Financial Position		Consolidated Statements of Operations

	As of June 30,		Fiscal Year Ended June 30,
	2018	2017	2018	2017
	(U.S. $ in thousands)
Depreciation for tax purposes	$2,537	$1,122	$1,415	$4,331
Provisions, accruals and prepayments	7,349	7,560	(211)	1,795
Deferred revenue	28,093	15,275	12,818	11,621
Unrealized foreign currency exchange gains	(410)	(184)	(226)	—
Carried forward tax losses (gains)	850	35,071	(34,221)	29,729
Carried forward tax credits—credited to profit and loss	5,456	46,412	(41,546)	9,709
Intangible assets	16,620	(34,060)	50,680	9,091
Tax benefit (expense) from share plans—income	216	30,597	(30,379)	10,695
Tax benefit (expense) from share plans—equity	127	42,846	(123)	(48,012)
Deferred foreign taxes	(10,605)	—	(10,605)	—
Other, net	2,378	(350)	895	(267)
Deferred tax benefit	—	—	$(51,503)	$28,692
Deferred tax assets, net	$52,611	$144,289
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets	$64,662	$188,239
Deferred tax liabilities	(12,051)	(43,950)
Deferred tax assets, net	$52,611	$144,289
Items for which no deferred tax asset has been recognized:
Depreciation and amortization for tax purposes	2,081	$—
Provisions, accruals and prepayments	3,514	—
Deferred revenue	22,541	—
Unrealized foreign currency exchange gains	132	—
Unused tax losses	166,465	2,022
Intangible assets	2,052,484	—
Tax benefit from share plans- income	30,114	—
Tax benefit from share plans- equity	62,760	—
Capital loss	1,391	1,391
Carried forward tax credits- credited to profit and loss	25,524	3,587
Unrealized loss on investments	160	51
Other, net	1,121	—
	$2,368,287	$7,051

	2018	2017
	(U.S. $ in thousands)
Reconciliation of deferred tax assets, net
Balance as of July 1,	$144,289	$120,773
Deferred tax charge (benefit) for the year	(51,503)	28,692
Debited (credited) to equity	(40,091)	34,517
Adjustment in respect of income tax payable	(84)	(7,282)
Impact from business combinations	—	(32,411)
Balance as of June 30,	$52,611	$144,289

The U.S. Tax Cuts and Jobs Act (the “Tax Act”) enacted on December 22, 2017 introduces a number of changes to U.S. income tax law. Among other changes, the Tax Act (i) reduces the U.S. federal corporate tax rate from 35% to 21%, (ii) enacts limitations regarding the deductibility of interest expense, (iii) modifies the provisions relating to the limitations on deductions for executive compensation of publicly traded corporations, (iv) imposes new limitations on the utilization of net operating loss arising in taxable years beginning after December 31, 2017, (v) repeals the corporate alternative minimum tax and provides for a refund of existing alternative minimum tax credits, and (vi) creates new taxes on certain foreign-sourced earnings and certain related-party payments, which are referred to as the global intangible low-taxed income tax and the base erosion tax, respectively. As of June 30, 2018, the Group has completed the accounting for the federal tax effects of the Tax Act, however the Group’s analysis of the state impacts of the Tax Act related state non-conformity with certain provisions of the Tax Act is not yet complete. The accounting for the state impacts of the Tax Act will be completed in fiscal 2019, in accordance with International Accounting Standard 12.

As a result of the new U.S. federal statutory corporate tax rate of 21% contained within the Tax Act, the Group recorded non-cash charges of $16.9 million to tax expense and $16.9 million to equity to revalue the Group’s U.S. net deferred tax assets. Additionally, in December 2017, as a result of the Group’s assessment of the realizability of its U.S. deferred tax assets, the Group recorded non-cash charges of $30.4 million to tax expense and $25.8 million to equity to reduce the carrying value of these assets. Making this decision included consideration of our historical operating results and cumulative losses in the United States. The Group will continue to assess and record any necessary changes to align its deferred tax assets to their realizable value. In December 2017, the Group made changes to its corporate structure to include certain foreign subsidiaries in its U.S. consolidated tax group that resulted in the creation of certain deferred tax assets and liabilities, including a non-recognized deferred tax asset of $2.1 billion related to the fair market value of its intellectual property. The assets are included in the Group’s quarterly assessment and are only recognized to the extent they are determined to be realizable.

The $34.5 million credited to equity in fiscal 2017, primarily represents the deferred tax benefit of share-based payments in excess of the cumulative expense recognized to date of the share-based award. The total deferred tax benefit is determined using the intrinsic value of the share-based award as of each reporting date.
The $7.3 million adjustment in respect of income taxes payable in fiscal 2017 represents the utilization of net operating loss deferred tax assets against taxable income of prior years, resulting in a refund due to the Group of prior year taxes paid.

The impact from business combinations of $32.4 million in fiscal 2017 represents the net deferred tax assets and liabilities recognized and charged to goodwill as a result of the acquisitions of Dogwood Labs, Inc. (“StatusPage”) and Trello, Inc. (“Trello”). The Group acquired net operating loss carryforward deferred tax assets of approximately $0.5 million and $13.6 million from StatusPage and Trello, respectively. The Group also recognized deferred tax liabilities of approximately $3.1 million and $45.3 million related to acquired intangibles from StatusPage and Trello, respectively, the amortization of which will not be deductible from future taxable profits.

	2018	2017
	(U.S. $ in thousands)
Amounts recognized directly in equity:
Current tax—credited (debited) directly to equity	$—	$401
Net deferred tax—credited (debited) directly to equity	(40,091)	34,517
	$(40,091)	$34,918

The Group has the following losses and credits available for offsetting future profit and taxes:

	Expiration	Amount carried forward	Amount recognized as of June 30, 2018
United States net operating loss	June 30, 2032-June 30, 2038	$762,682	$3,774
State net operating loss	June 30, 2024-June 30, 2038	110,770	1,879
United Kingdom net operating loss	None	1,790	304
United States research and development credits	June 30, 2031-June 30, 2038	18,211	121
State research and development credits- California	None	6,672	—
State research and development credits- Texas	June 30, 2036-June 30, 2038	1,617	1,557
Australia research and development credits	None	3,778	3,778
Australia capital loss	None	4,637	—
State enterprise zone credits	June 30, 2020-June 30, 2024	867	—